GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are comprised of the following:

  September 30, 2020

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$938,000	$(182,124)	$755,876	3-10
Developed Technology	4,595,600	(1,489,319)	3,106,281	9
Film Library	957,000	(159,050)	797,950	11
Trademarks and Tradenames	132,000	(23,829)	108,171	12
Favorable leases	95,000	(42,400)	52,600	3
Other	7,120	—	7,120	10
	6,724,720	(1,896,722)	4,827,998

Goodwill	$1,640,099	$—	$1,640,099

Amortization expense was $548,205 and $643,942 for the nine months ended September 30, 2020 and 2019, respectively.

 December 31, 2019

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	$(364,383)	$832,817	3-10
Developed Technology	4,595,600	(1,106,351)	3,489,249	9
Film Library	957,000	(104,900)	852,100	11
Trademarks and Tradenames	132,000	(15,123)	116,877	12
Favorable leases	95,000	(16,960)	78,040	3
	6,976,800	(2,707,717)	5,369,083

Goodwill	$1,050,366	$—	$1,050,366

Remaining amortization of the intangible assets is as following for the next five years and beyond:

2020
2020	$188,969
2021	798,524
2022	791,404
2023	788,036
2024	771,052
Thereafter	1,490,013
$4,827,998

On May 6, 2020, the Company entered into an agreement with Steve and Yuanbing Caudle for the acquisition of the Media One Live platform for $1,000,000 in the form of a promissory note, non-interest bearing, due after funding has been received by the Company from its various investors and other sources. Mr. Caudle is a principal with the ViewMe technology that is being developed by the Company. This technology is considered to be the social media add on to the ViewMe live streaming engine platform. The Company evaluated this acquisition in accordance with ASC 985-20 Costs of Software to be Sold, Leased or Marketed and concluded that the cost of the acquisition is to be treated as an expense as research and development.

Amortization expense was $868,622 and 760,350 for year ended December 31, 2019 and 2018, respectively. Increases from the prior year are from the acquisition of the SpeedConnect assets. See more details on this acquisition in Note 2 to these consolidated financial statements. During the year ended December 31, 2019, the Company’s evaluation of goodwill and intangible assets resulted in impairments for Copperhead Digital to goodwill of $70,995 and for developed technology of $600,000 resulting in impairment expense of $70,995 and $272,213, respectively. During this same period an impairment of the developed technology intangible of $910,000 for the Lion Phone resulted in impairment expense of $606,664.

Goodwill and intangible assets are comprised of the following:

 December 31, 2019

	Gross carrying amount (1)	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,197,200	(364,383)	832,817	3-10
Developed Technology	$4,595,600	(1,106,351)	3,489,249	9
Film Library	$957,000	(104,900)	852,100	11
Trademarks and Tradenames	$132,000	(15,123)	116,877	12
Favorable leases	$95,000	(16,960)	78,040	3
	$6,976,800	(2,707,717)	5,369,083

Goodwill	$1,050,366	—	1,050,366	—

December 31, 2018

	Gross carrying amount	Accumulated Amortization	Net Book Value	Useful Life
Customer Base	$1,947,200	(1,374,933)	572,267	3-10
Developed Technology	$6,105,600	(1,059,070)	5,046,530	9
Film Library	$957,000	(32,700)	924,300	11
Trademarks and Tradenames	$132,000	(3,515)	128,485	12
	$9,141,800	(2,470,218)	6,671,582

Goodwill	$924,361	—	924,361	—

 Remaining amortization of the intangible assets is as following for the next five years and beyond:

	2020	2021	2022	2023	2024	Beyond
Customer Base	103,455	103,455	103,455	103,455	103,455	315,542
Developed Technology	510,624	510,624	510,624	510,624	510,624	936,129
Film Library	87,000	87,000	87,000	87,000	87,000	417,100
Trademarks and Tradenames	11,000	11,000	11,000	11,000	11,000	61,877
Favorable Leases	20,352	20,352	20,352	16,984	—	—
	732,431	732,431	732,431	729,063	712,079	1,730,648